8. MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities Tables
Schedule of marketable securities
			Average interest rate (p.a.)
	WATM (1)	Currency		12.31.17	12.31.16
Available for sale
Credit linked note (a)	5.48	US$	3.85%	15.4	187.4
Public securities (b)	-	US$	-	-	56.4
Stocks (c)	-	R$ and HKD	-	328.8	379.5
				344.2	623.3
Held for trading
Bank deposit certificates ("CDB") (d)	-	R$	-	-	48.4
Financial treasury bills (e)	1.82	R$	6.90%	166.3	180.5
Investment funds (f)	1.00	ARS	25.00%	29.7	42.3
				196.0	271.2
Held to maturity
Sovereign bonds and others (e)	4.34	AOA and R$	3.82% to 6.90%	257.0	255.5
				797.2	1,150.0

Current				228.4	622.3
Non-current (2)				568.8	527.7

(1)	Weighted average maturity in years.
(2)	Maturity within up to July 26, 2018.

(a)	The credit linked note is a structured operation with a first-class financial institution that bears periodic interest (LIBOR + spread) and corresponds to a credit note that contemplates the Company’s risk.

(b)	Brazilian foreign debt securities are denominated in U.S. Dollars and remunerated at pre and post-fixed rates.

(c)	The stock balance comprises the market value of 26,000,000 stocks from Minerva (ticker BEEF3 and market value of R$10.65 to each stock on December 31, 2017) and 77,583,000 stocks of Cofco Meat (ticker 1610 and market value of HKD1.58 to each stock on December 31, 2017).

(d)	Bank Deposit Certificate (“CDB”) investments are denominated in Brazilian Reais and remunerated at rates varying of the Interbank Deposit Certificate (“CDI”).

(e)	Comprised of Financial Treasury Bills (“LFT”) remunerated at the rate of the Special System for Settlement and Custody (“SELIC”) and securities of the Angola Government denominated in Kwanzas.

(f)	The fund in foreign currency is basically represented of public and private securities.